Dividends - Details of Dividend Declared (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020
Disclosure of dividends [Line Items]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Number of shares outstanding	217,582,152	71,327,153		356,635,765	365,682,240
Face value (in won)	₩ 100	₩ 500
Dividends	₩ 716,990	₩ 715,080	₩ 730,098
Interim [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Interim)	Cash dividends (Interim)	Cash dividends (Interim)
Number of shares outstanding	217,616,645	73,136,448	71,869,828
Face value (in won)	₩ 100	₩ 500	₩ 500
Dividend ratio	1635.00%	200.00%	200.00%
Dividends	₩ 355,804	₩ 73,136	₩ 71,870
Year-end [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding	217,582,152	71,327,153	73,136,448
Face value (in won)	₩ 100	₩ 500	₩ 500
Dividend ratio	1660.00%	1800.00%	1800.00%
Dividends	₩ 361,186	₩ 641,944	₩ 658,228